Cash and Restricted Cash	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cash and Restricted Cash [Abstract]
Cash and Restricted Cash

Note 4 — Cash and Restricted Cash

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets and statements of cash flows.

	June 30,
	2021	2020
Cash	$14,888,644	$8,111,409
Restricted Cash	808,923	1,470,486
Total cash and restricted cash presented in the consolidated statement of cash flows	$15,697,567	$9,581,895

Restricted cash includes cash balances held on behalf of customers (See Note 2 for further information).

Note 4 — Cash and Restricted Cash

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets and statements of cash flows.

	December 31,
	2020	2019	2018
Cash	$3,426,467	$6,388,978	$3,116,209
Restricted Cash	1,367,630	2,192,201	3,991,949
Total cash and restricted cash presented in the consolidated statement of cash flows	$4,794,097	$8,581,179	$7,108,158

Restricted cash includes cash balances held on behalf of customers (See Note 2 for further information).